Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 1,575,180	$ 2,643,207	$ 2,838,452
State income taxes, net of federal benefit	133,013	(47,843)	46,972
Tax-exempt investment interest	(486,893)	(1,074,443)	(1,133,970)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act		2,558,859
Other, net	(393,570)	(9,189)	(139,719)
Income tax expense	$ 827,730	$ 4,070,591	$ 1,611,735